Unaudited Condensed Consolidated Statements of Opertaions and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
REVENUE
Total revenue	$ 190,421,385	$ 98,003,465
COSTS AND OPERATING EXPENSES
Merchandise costs	174,661,012	85,858,021
Selling, general and administrative expenses	12,121,307	8,924,982
Total costs and operating expenses	186,782,319	94,783,003
INCOME FROM OPERATIONS	3,639,066	3,220,462
OTHER INCOME (EXPENSE)
Interest expense, net	(833,756)	(823,836)
Additional and delinquent tax due to consumption tax correction	(1,815,619)
Gain from disposal of a subsidiary	44,762
Cash surrender value loss	(91,243)
Other income, net	297,757	319,624
Loss from foreign currency exchange	(67,155)	(810,623)
Change in fair value of warrants liabilities	(508,128)	(1,121,968)
Total other expenses, net	(2,973,382)	(2,436,803)
INCOME BEFORE INCOME TAX PROVISION (BENEFIT)	665,684	783,659
PROVISION (BENEFIT) FOR INCOME TAXES	1,566,339	(552,570)
NET INCOME (LOSS)	(900,655)	1,336,229
Less: net loss attributable to non-controlling interest	(40,612)
NET INCOME (LOSS) ATTRIBUTABLE TO TOKYO LIFESTYLE CO., LTD.	(860,043)	1,336,229
OTHER COMPREHENSIVE INCOME
Net income (loss)	(900,655)	1,336,229
Foreign currency translation gain	645,777	1,876,274
Total comprehensive income (loss)	(254,878)	3,212,503
Less: Comprehensive loss attributable to non-controlling interest	(40,751)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (295,629)	$ 3,212,503
Earnings (loss) per ordinary share
- basic (in Dollars per share)	$ (0.02)	$ 0.03
- diluted (in Dollars per share)	$ (0.02)	$ 0.03
Weighted average shares
- basic (in Shares)	42,327,806	42,220,206
- diluted (in Shares)	42,327,806	42,220,206
Third Parties
REVENUE
Total revenue	$ 190,418,636	$ 91,136,514
Related Party
REVENUE
Total revenue	$ 2,749	$ 6,866,951